Invested Assets and Investment Income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Invested Assets and Investment Income
Note 3    Invested Assets and Investment Income
(a) Carrying values and fair values of invested assets

As at December 31, 2019	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$1,859	$13,084	$5,357	$20,300	$20,300
Debt securities (7)
Canadian government and agency	18,582	4,779	–	23,361	23,361
U.S. government and agency	11,031	17,221	–	28,252	28,252
Other government and agency	17,383	4,360	–	21,743	21,743
Corporate	116,044	5,285	–	121,329	121,329
Mortgage/asset-backed securities	3,267	170	–	3,437	3,437
Public equities	20,060	2,791	–	22,851	22,851
Mortgages	–	–	49,376	49,376	51,450
Private placements	–	–	37,979	37,979	41,743
Policy loans	–	–	6,471	6,471	6,471
Loans to Bank clients	–	–	1,740	1,740	1,742
Real estate
Own use property (8)	–	–	1,926	1,926	3,275
Investment property	–	–	11,002	11,002	11,002
Other invested assets
Alternative long-duration assets (9),(10)	15,252	99	9,492	24,843	25,622
Various other (11)	149	–	3,768	3,917	3,918
Total invested assets	$203,627	$47,789	$127,111	$378,527	$386,496

As at December 31, 2018	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$1,080	$10,163	$4,972	$16,215	$16,215
Debt securities (7)
Canadian government and agency	16,445	7,342	–	23,787	23,787
U.S. government and agency	11,934	13,990	–	25,924	25,924
Other government and agency	16,159	4,101	–	20,260	20,260
Corporate	107,425	5,245	–	112,670	112,670
Mortgage/asset-backed securities	2,774	179	–	2,953	2,953
Public equities	16,721	2,458	–	19,179	19,179
Mortgages	–	–	48,363	48,363	48,628
Private placements	–	–	35,754	35,754	36,103
Policy loans	–	–	6,446	6,446	6,446
Loans to Bank clients	–	–	1,793	1,793	1,797
Real estate
Own use property (8)	–	–	2,016	2,016	3,179
Investment property	–	–	10,761	10,761	10,761
Other invested assets
Alternative long-duration assets (9),(10)	14,720	101	8,617	23,438	24,211
Various other (11)	151	–	3,954	4,105	4,104
Total invested assets	$187,409	$43,579	$122,676	$353,664	$356,217
(1)
FVTPL classification was elected for securities backing insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets and changes in the value of the related insurance contract liabilities. If this election had not been made and instead the AFS classification was selected, there would be an accounting mismatch because changes in insurance contract liabilities are recognized in net income rather than in OCI.

(2)
Securities that are designated as AFS are not actively traded by the Company but sales do occur as circumstances warrant. Such sales result in a reclassification of any accumulated unrealized gain (loss) in AOCI to net income as a realized gain (loss).

(3)
Primarily includes assets classified as loans and carried at amortized cost, own use properties, investment properties, equity method accounted investments, oil and gas investments, and leveraged leases. Refer to note 1(e) for further details regarding accounting policy.

(4)
Fixed income invested assets above include debt securities, mortgages, private placements and approximately $179 (2018 – $116) other invested assets, which primarily have contractual cash flows that qualify as SPPI. Fixed income invested assets which do not have SPPI qualifying cash flows as at December 31, 2019 include debt securities, private placements and other invested assets with fair values of $98, $257 and $373, respectively (2018 – $105, $230 and $465). The change in the fair value of these invested assets during the year was $71 (2018 – $21).

(5)	The methodologies used in determining fair values of invested assets are described in note 1(c) and note 3(g).
(6)
Includes short-term securities with maturities of less than one year at acquisition amounting to $3,806 (2018 – $2,530), cash equivalents with maturities of less than 90 days at acquisition amounting to $11,136 (2018 – $8,713) and cash of $5,358 (2018 – $4,972).

(7)	Debt securities include securities which were acquired with maturities of less than one year and less than 90 days of $537 and $69, respectively (2018 – $870 and $40, respectively).
(8)	Includes accumulated depreciation of $414 (2018 – $391).
(9)
Alternative long-duration assets (“ALDA”) include investments in private equity of $6,396, infrastructure of $8,854, oil and gas of $3,245, timber and agriculture of $4,669 and various other invested assets of $1,679 (2018 – $6,769, $7,970, $3,416, $4,493 and $79
0
, respectively). During the year, a group of investments in hydro-electric power of $418 was sold. This group of investments was previously classified as held for sale.

(10)
In 2019, the Company sold $1,112 of North American Private Equity investments to Manulife Private Equity Partners, L.P, a closed-end
pooled fund of funds. The Company provides management services to the fund. In 2018, the Company sold the following invested assets to related parties: $1,422 of infrastructure ALDA was sold to the John Hancock Infrastructure Master Fund L.P. in the USA, an associate of the Company which is a structured entity based on partnership voting rights, the Company provides management services to the fund and owns less than 1% of the ownership interest; $510 of U.S. commercial real estate was sold to the Manulife US Real Estate Investment Trust in Singapore, an associate of the Company which is a structured entity based on unitholder voting rights, the Company provides management services to the trust and owns approximately 8.5% of its units; and $1,314 of U.S. commercial real estate was sold to three joint ventures which are structured entities based on voting rights.

(11)	Includes $3,371 (2018 – $3,575) of leveraged leases. Refer to note 1(e) regarding accounting policy.
(b) Equity method accounted invested assets
Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2019		2018
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,371	43	$3,575	51
Timber and agriculture	668	9	599	9
Real estate	1,031	13	725	11
Other	2,716	35	1,959	29
Total	$7,786	100	$6,858	100
The Company’s share of profit and dividends from these investments for the year ended December 31, 2019 were $369 and $5, respectively (2018 – $369 and $13).

(c) Investment income

For the year ended December 31, 2019	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$32	$281	$–	$313
Gains (losses) (2)	11	(29)	–	(18)
Debt securities
Interest income	5,557	783	–	6,340
Gains (losses) (2)	11,525	472	–	11,997
Recovery (impairment loss), net	(9)	1	–	(8)
Public equities
Dividend income	551	69	–	620
Gains (losses) (2)	3,079	109	–	3,188
Impairment loss, net	–	(24)	–	(24)
Mortgages
Interest income	–	–	1,951	1,951
Gains (losses) (2)	–	–	26	26
Recovery (provision), net	–	–	31	31
Private placements
Interest income	–	–	1,782	1,782
Gains (losses) (2)	–	–	(62)	(62)
Impairment loss, net	–	–	(35)	(35)
Policy loans	–	–	391	391
Loans to Bank clients
Interest income	–	–	87	87
Provision, net	–	–	(1)	(1)
Real estate
Rental income, net of depreciation (3)	–	–	505	505
Gains (losses) (2)	–	–	508	508
Derivatives
Interest income, net	579	–	(24)	555
Gains (losses) (2)	2,653	–	(6)	2,647
Other invested assets
Interest income	–	–	69	69
Oil and gas, timber, agriculture and other income	–	–	1,862	1,862
Gains (losses) (2)	742	(1)	35	776
Recovery (impairment loss), net	–	–	93	93
Total investment income	$24,720	$1,661	$7,212	$33,593
Investment income
Interest income	$6,168	$1,064	$4,256	$11,488
Dividend, rental and other income	552	69	2,367	2,988
Impairments, provisions and recoveries, net	(9)	(23)	88	56
Other	265	539	57	861
	6,976	1,649	6,768	15,393
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	11,521	7	–	11,528
Public equities	2,865	5	–	2,870
Mortgages	–	–	26	26
Private placements	–	–	(62)	(62)
Real estate	–	–	514	514
Other invested assets	776	–	(28)	748
Derivatives, including macro equity hedging program	2,582	–	(6)	2,576
	17,744	12	444	18,200
Total investment income	$24,720	$1,661	$7,212	$33,593

For the year ended December 31, 2018	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$18	$250	$–	$268
Gains (losses) (2)	(74)	62	–	(12)
Debt securities
Interest income	5,432	646	–	6,078
Gains (losses) (2)	(5,993)	(310)	–	(6,303)
Recovery (impairment loss), net	18	–	–	18
Public equities
Dividend income	484	72	–	556
Gains (losses) (2)	(1,596)	330	–	(1,266)
Impairment loss, net	–	(43)	–	(43)
Mortgages
Interest income	–	–	1,824	1,824
Gains (losses) (2)	–	–	56	56
Provision, net	–	–	(8)	(8)
Private placements
Interest income	–	–	1,729	1,729
Gains (losses) (2)	–	–	(83)	(83)
Impairment loss, net	–	–	(10)	(10)
Policy loans	–	–	371	371
Loans to Bank clients
Interest income	–	–	81	81
Provision, net	–	–	(1)	(1)
Real estate
Rental income, net of depreciation (3)	–	–	515	515
Gains (losses) (2)	–	–	445	445
Derivatives
Interest income, net	689	–	(33)	656
Gains (losses) (2)	(2,251)	–	27	(2,224)
Other invested assets
Interest income	–	–	74	74
Oil and gas, timber, agriculture and other income	–	–	1,758	1,758
Gains (losses) (2)	283	–	(110)	173
Impairment loss, net	(2)	(4)	(114)	(120)
Total investment income	$(2,992)	$1,003	$6,521	$4,532
Investment income
Interest income	$6,139	$896	$4,046	$11,081
Dividend, rental and other income	484	72	2,273	2,829
Impairments, provisions and recoveries, net	16	(47)	(133)	(164)
Other	(271)	58	27	(186)
	6,368	979	6,213	13,560
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	(6,012)	18	–	(5,994)
Public equities	(1,454)	10	–	(1,444)
Mortgages	–	–	55	55
Private placements	–	–	(83)	(83)
Real estate	–	–	449	449
Other invested assets	357	(4)	(140)	213
Derivatives, including macro equity hedging program	(2,251)	–	27	(2,224)
	(9,360)	24	308	(9,028)
Total investment income	$(2,992)	$1,003	$6,521	$4,532

(1)
Primarily includes investment income on loans carried at amortized cost, own use properties, investment properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, oil and gas investments, and leveraged leases.

(2)
Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, real estate investment properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at AFS and other invested assets carried at amortized cost.

(3)	Rental income from investment properties is net of direct operating expenses.

(d) Investment expenses
The following table presents total investment expenses.

For the years ended December 31,	2019	2018
Related to invested assets	$627	$638
Related to segregated, mutual and other funds	1,121	1,070
Total investment expenses	$1,748	$1,708
(e) Investment properties
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2019	2018
Rental income from investment properties	$864	$1,013
Direct operating expenses of rental investment properties	(464)	(582)
Total	$400	$431
(f) Mortgage securitization
The Company securitizes certain insured and uninsured fixed and variable rate residential mortgages and Home Equity Lines of Credit (“HELOC”) through creation of mortgage-backed securities under the Canadian Mortgage Bond Program (“CMB”), and the HELOC securitization program.
Benefits received from the securitization include interest spread between the asset and associated liability. There are no expected credit losses on securitized mortgages under the Canada Mortgage and Housing Corporation (“CMHC”) sponsored CMB and the Platinum Canadian Mortgage Trust (“PCMT”) HELOC securitization programs as they are insured by CMHC and other third-party insurance programs against borrowers’ default. Mortgages securitized in the Platinum Canadian Mortgage Trust II (“PCMT II”) program are uninsured.
Cash flows received from the underlying securitized assets/mortgages are used to settle the related secured borrowing liability. For CMB transactions, receipts of principal are deposited into a trust account for settlement of the liability at time of maturity. These transferred assets and related cash flows cannot be transferred or used for other purposes. For the HELOC transactions, investors are entitled to periodic interest payments, and the remaining cash receipts of principal are allocated to the Company (the “Seller”) during the revolving period of the deal and are accumulated for settlement during an accumulation period or repaid to the investor monthly during a reduction period, based on the terms of the note.
Securitized assets and secured borrowing liabilities

As at December 31, 2019	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,285	$ 8	$2,293	$ 2,250
CMB securitization	1,620	–	1,620	1,632
Total	$3,905	$ 8	$3,913	$ 3,882

As at December 31, 2018	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,285	$ 8	$2,293	$ 2,250
CMB securitization	1,525	–	1,525	1,524
Total	$3,810	$ 8	$3,818	$ 3,774

(1)
Manulife Bank, a subsidiary, securitizes a portion of its HELOC receivables through Platinum Canadian Mortgage Trust (“PCMT”), and Platinum Canadian Mortgage Trust II (“PCMT II”). PCMT funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of CMHC insured HELOCs to institutional investors. PCMT II funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liability.

(2)
Secured borrowing liabilities primarily comprise of Series
2011-1
notes with a floating rate which are expected to mature on December 15, 2021, and the Series
2016-1
notes with a floating rate which are expected to mature on May 15, 2022. Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

As at December 31, 2019, the fair value of securitized assets and associated liabilities were $3,950 and $3,879, respectively (2018 – $3,843 and $3,756).

(g) Fair value measurement
The following table presents the fair values of invested assets and segregated funds net assets measured at fair value categorized by the fair value hierarchy.

As at December 31, 2019	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$1,859	$–	$1,859	$–
AFS	13,084	–	13,084	–
Other	5,357	5,357	–	–
Debt securities
FVTPL
Canadian government and agency	18,582	–	18,582	–
U.S. government and agency	11,031	–	11,031	–
Other government and agency	17,383	–	17,383	–
Corporate	116,044	–	115,411	633
Residential mortgage-backed securities	13	–	13	–
Commercial mortgage-backed securities	1,271	–	1,271	–
Other asset-backed securities	1,983	–	1,983	–
AFS
Canadian government and agency	4,779	–	4,779	–
U.S. government and agency	17,221	–	17,221	–
Other government and agency	4,360	–	4,360	–
Corporate	5,285	–	5,270	15
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	102	–	102	–
Other asset-backed securities	67	–	67	–
Public equities
FVTPL	20,060	20,060	–	–
AFS	2,791	2,788	3	–
Real estate – investment property (1)	11,002	–	–	11,002
Other invested assets (2)	18,194	91	–	18,103
Segregated funds net assets (3)	343,108	2 93 , 903	44 , 693	4,512
Total	$613,577	$3 22 , 199	$2 57 , 113	$34,265

As at December 31, 2018	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$1,080	$–	$1,080	$–
AFS	10,163	–	10,163	–
Other	4,972	4,972	–	–
Debt securities
FVTPL
Canadian government and agency	16,445	–	16,445	–
U.S. government and agency	11,934	–	11,934	–
Other government and agency	16,159	–	15,979	180
Corporate	107,425	–	106,641	784
Residential mortgage-backed securities	13	–	6	7
Commercial mortgage-backed securities	1,344	–	1,344	–
Other asset-backed securities	1,417	–	1,417	–
AFS
Canadian government and agency	7,342	–	7,342	–
U.S. government and agency	13,990	–	13,990	–
Other government and agency	4,101	–	4,064	37
Corporate	5,245	–	5,125	120
Residential mortgage-backed securities	2	–	–	2
Commercial mortgage-backed securities	128	–	128	–
Other asset-backed securities	49	–	49	–
Public equities
FVTPL	16,721	16,718	–	3
AFS	2,458	2,456	2	–
Real estate – investment property (1)	10,761	–	–	10,761
Other invested assets (2)	17,562	–	–	17,562
Segregated funds net assets (3)	313,209	2 73 , 840	34 , 922	4,447
Total	$562,520	$2 97 , 986	$2 30 , 631	$33,903

(1)
For investment properties, the significant unobservable inputs are capitalization rates (ranging from 2.75% to 8.75% during the year and ranging from 2.75% to 8.75% during 2018) and terminal capitalization rates (ranging from 3.80% to 9.25% during the year and ranging from 3.80% to 9.25% during 2018). Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.

(2)
Other invested assets measured at fair value are held primarily in infrastructure and timber sectors. The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ranged from 7.00% to 16.5% (2018 – ranged from 8.95% to 16.5%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ranged from 5.0% to 7.0% (2018 – ranged from 5.0% to 7.0%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.

(3)	Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds assets are predominantly in investment properties and timberland properties valued as described above.

The following table presents fair value of invested assets not measured at fair value by the fair value hierarchy.

As at December 31, 2019	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages (1)	$49,376	$51,450	$–	$–	$51,450
Private placements (2)	37,979	41,743	–	36,234	5,509
Policy loans (3)	6,471	6,471	–	6,471	–
Loans to Bank clients (4)	1,740	1,742	–	1,742	–
Real estate – own use property (5)	1,926	3,275	–	–	3,275
Other invested assets (6)	10,566	11,346	165	–	11,181
Total invested assets disclosed at fair value	$108,058	$116,027	$165	$44,447	$71,415

As at December 31, 2018	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages (1)	$48,363	$48,628	$–	$–	$48,628
Private placements (2)	35,754	36,103	–	30,325	5,778
Policy loans (3)	6,446	6,446	–	6,446	–
Loans to Bank clients (4)	1,793	1,797	–	1,797	–
Real estate – own use property (5)	2,016	3,179	–	–	3,179
Other invested assets (6)	9,981	10,753	121	–	10,632
Total invested assets disclosed at fair value	$104,353	$106,906	$121	$38,568	$68,217

(1)
Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

(2)
Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.

(3)	Fair value of policy loans is equal to their unpaid principal balances.
(4)
Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.

(5)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1.
(6)
Primarily include leveraged leases, oil and gas properties and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for oil and gas properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Transfers between Level 1 and Level 2
The Company records transfers of assets and liabilities between Level 1 and Level 2 at their fair values as at the end of each reporting period. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had $nil of assets transferred between Level 1 and Level 2 during the years ended December 31, 2019 and 2018.
For segregated funds net assets, the Company had $nil transfers from Level 1 to Level 2 for the year ended December 31, 2019 (2018 – $nil). The Company had $nil transfers from Level 2 to Level 1 for the year ended December 31, 2019 (2018 – $2).
Invested assets and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3)
The Company classifies fair values of invested assets and segregated funds net assets as Level 3 if there are no observable markets for these assets or, in the absence of active markets, most of the inputs used to determine fair value are based on the Company’s own assumptions about market participant assumptions. The Company prioritizes the use of market-based inputs over entity-based assumptions in determining Level 3 fair values. The gains and losses in the tables below include the changes in fair value due to both observable and unobservable factors.
The following table presents a roll forward for invested assets, derivatives and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2019 and 2018.

For the year ended December 31, 2019	Balance, January 1, 2019	Net realized/ unrealized gains (losses) included in net income (1)	Net realized/ unrealized gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer into Level 3 (3),(4)	Transfer out of Level 3 (3,(4)	Currency movement	Balance, December 31, 2019	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$180	$1	$–	$16	$(18)	$–	$–	$(178)	$(1)	$–	$–
Corporate	784	35	–	43	(88)	(18)	514	(604)	(33)	633	47
Residential mortgage-backed securities	7	–	–	–	(1)	–	–	(6)	–	–	–
	971	36	–	59	(107)	(18)	514	(788)	(34)	633	47
AFS
Other government & agency	37	1	–	5	(12)	–	–	(31)	–	–	–
Corporate	120	1	–	13	(21)	(4)	–	(93)	(2)	14	–
Residential mortgage-backed securities	2	–	–	–	–	–	–	(1)	–	1	–
Commercial mortgage-backed securities	–	–	–	37	–	–	–	(37)	–	–	–
	159	2	–	55	(33)	(4)	–	(162)	(2)	15	–
Public equities
FVTPL	3	1,739	–	–	(1,679)	–	–	–	(63)	–	1,510
	3	1,739	–	–	(1,679)	–	–	–	(63)	–	1,510
Real estate –investment property	10,761	506	–	440	(457)	–	15	–	(263)	11,002	468
Other invested assets	17,562	(1,028)	2	3,401	(144)	(1,031)	2	–	(661)	18,103	(923)
	28,323	(522)	2	3,841	(601)	(1,031)	17	–	(924)	29,105	(455)
Derivatives	106	1,884	44	42	–	(685)	135	(34)	(36)	1,456	1,423
Segregated funds net assets	4,447	148	–	193	(140)	(30)	–	–	(106)	4,512	111
Total	$34,009	$3,287	$46	$4,190	$(2,560)	$(1,768)	$666	$(984)	$(1,165)	$35,721	$2,636

For the year ended December 31, 2018	Balance, January 1, 2018	Net realized/ unrealized gains (losses) included in net income (1)	Net realized/ unrealized gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer into Level 3 (3),(4)	Transfer out of Level 3 (3,(4)	Currency movement	Balance, December 31, 2018	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$239	$(2)	$–	$27	$(85)	$(14)	$–	$–	$15	$180	$(3)
Corporate	710	3	–	190	(61)	(18)	–	(93)	53	784	(10)
Residential mortgage-backed securities	1	6	–	–	–	–	–	–	–	7	6
Other asset-backed securities	25	–	–	31	–	–	–	(56)	–	–	–
	975	7	–	248	(146)	(32)	–	(149)	68	971	(7)
AFS
Other government & agency	47	–	–	6	(15)	(4)	–	–	3	37	–
Corporate	88	–	–	49	(12)	(4)	–	(7)	6	120	–
Residential mortgage-backed securities	–	–	1	–	–	–	–	–	1	2	–
Other asset-backed securities	1	–	–	–	–	–	–	(1)	–	–	–
	136	–	1	55	(27)	(8)	–	(8)	10	159	–
Public equities
FVTPL	3	–	–	–	–	–	–	–	–	3	–
	3	–	–	–	–	–	–	–	–	3	–
Real estate – investment property	12,529	291	–	615	(2,578)	–	–	(706)	610	10,761	244
Other invested assets	16,203	(1,168)	1	3,926	(1,636)	(841)	–	(35)	1,112	17,562	(434)
	28,732	(877)	1	4,541	(4,214)	(841)	–	(741)	1,722	28,323	(190)
Derivatives	769	(666)	(48)	12	–	18	9	(13)	25	106	(460)
Segregated funds net assets	4,255	226	–	155	(367)	1	3	(17)	191	4,447	161
Total	$34,870	$(1,310)	$(46)	$5,011	$(4,754)	$(862)	$12	$(928)	$2,016	$34,009	$(496)

(1)
These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in changes in segregated funds net assets, refer to note 22.

(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)	The Company uses fair values of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, refer to footnote 4 below.
(4)	For derivatives transfer into or out of Level 3, the Company uses fair value at the end of the year and at the beginning of the year, respectively.
Transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous period) resulted in reclassifying assets into Level 3. Transfers from Level 3 primarily result from observable market data now being available for the entire term structure of the debt security.